Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 37,747
Accounts receivable, less allowance for doubtful accounts	65,388	59,962
Inventories	6,031	4,761
Deferred income taxes	11,942	10,715
Other current assets	5,197	3,342
Total current assets	126,305	78,780
Property and equipment, net:
Medical equipment, net	231,808	206,842
Property and office equipment, net	22,073	20,762
Total property and equipment, net	253,881	227,604
Other long-term assets:
Goodwill	323,989	280,211
Other intangibles, net	251,524	234,915
Other, primarily deferred financing costs, net	14,091	11,518
Total assets	969,790	833,028
Current liabilities:
Current portion of long-term debt	5,562	3,764
Interest rate swap	11,019
Book overdrafts	4,739	3,566
Accounts payable	23,575	26,943
Accrued compensation	14,520	11,648
Accrued interest	4,827	3,601
Dividend payable	33,501
Other accrued expenses	13,355	9,472
Total current liabilities	111,098	58,994
Long-term debt, less current portion	650,134	521,281
Interest rate swap		16,347
Pension and other long-term liabilities	8,222	6,302
Payable to Parent	16,937	13,702
Deferred income taxes	75,061	69,663
Commitments and contingencies
Total equity
Common stock
Additional paid-in capital	214,294	248,794
Accumulated deficit	(94,831)	(87,276)
Accumulated other comprehensive loss	(11,495)	(14,779)
Total shareholders' equity	107,968	146,739
Non controlling interest	370
Total equity	108,338	146,739
Total liabilities and shareholders' equity	$ 969,790	$ 833,028